UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 1999

Check here if Amendment [  ]; Amendment Number: _____

   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             International Specialty Products Inc.
Address:          300 Delaware Avenue
                  Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg            Wayne, New Jersey         August 12, 1999
-----------------------------      -----------------         ---------------
[Signature]                           [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    7

Form 13F Information Table Entry Total:               14

Form 13F Information Table Value Total:            $267,276
                                                  (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number                         Name
---            --------------------                         ----

1                   28-5328                   Building Materials Corporation
                                               of America

2                   28-04533                  Building Materials Investment
                                               Corporation

3                   28-2655                   G Industries Corp.

4                   28-2656                   G-I Holdings Inc.

5                   28-5326                   GAF Building Materials Corporation

6                   28-2521                   GAF Corporation

7                   28-7274                   ISP Opco Holdings Inc.

NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.

AS OF JUNE 30, 1999

COLUMN 1               COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7                COLUMN 8
--------               --------   --------    --------        --------        --------     --------                --------

                        TITLE                                  SHARES
                         OF                     VALUE            OR          INVESTMENT     OTHER             VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP      (X$1,000)       PRIN AMT       DISCRETION    MANAGERS      SOLE      SHARED     NONE
--------------          -----      -----      ---------       --------       ----------    --------      ----      ------     ----
Alcatel                  COM     013904305      1,585         55,857 SH        DEFINED         7                   55,857
Arcadia Financial        COM     039101100      2,040        263,260 SH        DEFINED         7                  263,260
Calgon Carbon Corp       COM     129603106        172         28,935 SH        DEFINED         7                   28,935
Delta Pine Land          COM     247357106     12,674        402,339 SH        DEFINED         7                  402,339
Dexter                   COM     252165105     55,276      1,354,400 SH        DEFINED         7                1,354,400
Life Technologies        COM     532177201    126,664      3,506,270 SH        DEFINED         7                3,506,270
StarwoodHotels&Resorts   COM     855905204     23,233        760,172 SH        DEFINED         7                  760,172
VodafoneGroup PLC        COM     92857T107      6,705         34,034 SH        DEFINED         7                   34,034
Alcatel                  COM     013904305        392         13,831 SH        DEFINED   1,2,3,4,5,6,7             13,831
Arcadia Financial        COM     039101100        634         81,870 SH        DEFINED   1,2,3,4,5,6,7             81,870
Calgon Carbon Corp       COM     129603106         57          9,640 SH        DEFINED   1,2,3,4,5,6,7              9,640
Delta Pine Land          COM     247357106      9,066        287,808 SH        DEFINED   1,2,3,4,5,6,7            287,808
Northrup Grumman         COM     666807102      3,875         58,440 SH        DEFINED   1,2,3,4,5,6,7             58,440
StarwoodHotels&Resorts   COM     855905204     24,903        814,812 SH        DEFINED   1,2,3,4,5,6,7            814,812


                              Column Total    267,276
                                             ========